UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Toscafund Asset Management LLP

Address:   7th Floor
           90 Long Acre
           London, England WC2E 9RA


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert Lord
Title:  Partner
Phone:  +44 207 845 6100

Signature,  Place,  and  Date  of  Signing:

/s/ Robert Lord                    London                             11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               7

Form 13F Information Table Value Total:  $       99,064
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7            COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ------------------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE     SHARED    NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ------------ ------ ----------
CAPITAL ONE FINANCIAL CORP.  COM            14040H105   16,460   288,716 SH       SOLE       NONE       288,716 SH      0          0
CITIGROUP INC.               COM            172967101   17,178   525,000 SH       SOLE       NONE       525,000 SH      0          0
HARTFORD FINANCIAL SERVICES  COM            416515104   25,272 1,300,000 SH       SOLE       NONE     1,300,000 SH      0          0
GROUP
MORGAN STANLEY               COM            617446448   10,044   600,000 SH       SOLE       NONE       600,000 SH      0          0
OFFICE DEPOT INC.            COM            676220106       76    30,000 SH       SOLE       NONE        30,000 SH      0          0
PHOENIX COMPANIES INC.       COM            71902E109   13,528   441,072 SH       SOLE       NONE       271,146 SH      0 169,926 SH
SLM CORP.                    COM            78442P106   16,506 1,050,000 SH       SOLE       NONE     1,050,000 SH      0          0


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